Investment Strategy - Regents Park Hedged Market Strategy ETF	May 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, in equity securities represented in, or instruments related or linked to, the S&P 500 Price Index (“S&P 500 Index”). The Fund may invest in various types of U.S. broad equity market linked derivatives including, but not limited to, long and short positions in futures, options, swaps, combinations of long and short standardized call and put options contracts on the S&P 500 Index (or other U.S. Large Cap equity market indices) or directly in equity securities of companies listed on, or indirectly in open-end investment companies tracking, the S&P 500 Index (or other U.S. Large Cap equity market indices).

The Fund’s Adviser determines the amount of the Fund’s portfolio to be invested directly in a basket of equity securities that is correlated to the overall performance of the S&P 500 Index and in equity market index derivatives based on its assessment of their relative valuations. Generally the Fund will purchase equity market index derivatives when the Adviser believes equity index derivatives are fairly valued or undervalued relative to the applicable index, and purchase equity securities when it deems equity index derivatives are overvalued relative to equity securities.

The Fund also structures its investments with a view towards hedging the Fund’s portfolio in an effort to mitigate against losses incurred during market declines. The cost of such hedging limits the amount of upside market participation the Fund’s portfolio is able to achieve.

The Fund may invest in moderately “out of the money” standard option put contracts (“put options”). An “out of the money” option is one that has no intrinsic value, only extrinsic value; and an option is “out of the money” if its strike price is lower than the market price of the underlying reference asset. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option. The put options allow the Adviser to put some or all of the notional value of the Fund’s assets to another party, at a pre-specified price which limits the Fund’s exposure to declines in the S&P 500 Index or other U.S. Large Cap equity market indices. In addition, the Fund may sell put options on the S&P 500 Index or another U.S. Large Cap equity market index with strike prices closer to or equal to the S&P 500 Index value with a view towards generating option premium income to the Fund.

The Fund may also purchase standard call options on the S&P 500 Index and may purchase standard call options on other U.S Large Cap market indices. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. The amount of call options that the Fund purchases depends on many market factors including but not limited to the volatility of the broad stock market and the S&P 500 Index or other U.S. Large Cap equity index and the interest rate environment which determines how much income can be earned on the Fund’s collateral portfolio.

The Fund expects that, under normal circumstances, less than 10% of the Fund’s equity securities and derivatives investments will be invested in securities, options or other derivatives tied to a U.S. Large Cap equity index other than the S&P 500 Index, however, in limited circumstances, the amount of such assets invested in securities, options or other derivatives tied to a U.S. Large Cap equity index other than S&P 500 Index could temporarily increase to as much as 20%.

The Fund uses derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. However, index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly. The Fund’s remaining assets that are not invested in derivatives or directly in equity securities, commonly referred to as the “collateral” of Fund, support the derivatives exposures described above. This collateral is actively managed and primarily invested in liquid short-to-intermediate term debt securities and instruments (rated B3/B- or better at purchase), including U.S. Treasury and Government Agency securities, commercial paper, corporate bonds, Agency and Non-Agency MBS, and structured debt such as collateralized loan obligations. The portion of the Fund’s portfolio invested in such fixed income and debt instruments will be over and above any required margin collateral on the Fund’s derivative investments. If sufficient fixed income and debt instruments are not available for investment, the Fund expects to invest the collateral in exchange traded funds until such instruments become available to the Fund for investment.

The Adviser also may elect to use a portion of Fund assets over and above the net amount required for derivatives margin requirements and any net proceeds from the purchase and sale of derivatives, to purchase additional stock market exposure through various instruments that are linked to or consist directly of stocks in the U.S. Large Cap equity market indices, if in its estimation the potential for additional upside return capture is worth the risk, or to manage the timing of portfolio income from collateral versus establishing the desired upside Index capture ratio (i.e., the percentage of additional market exposure that the Adviser elects to purchase).

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

The S&P 500 Index

The S&P 500 Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of April 30, 2024, the S&P 500 Index was comprised of 503 constituent securities, representing 500 companies, with a market capitalization range of between $4.69 billion and $2.89 trillion, and a mean market cap of $88.17 billion (source: S&P Dow Jones Indices).